Fair value of assets and liabilities - Valuation techniques and range of unobservable inputs (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	€ 121,402	€ 103,370
Assets, at fair value through other comprehensive income	33,016	35,895
Liabilities, at fair value through profit or loss	87,141	82,781
Debt Securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	11,561	9,514
Assets, at fair value through other comprehensive income	29,693	32,977
Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	3,372	2,870
Assets, at fair value through other comprehensive income	1,057	1,231
Assets	4,429	4,101	€ 4,768
Liabilities, at fair value through profit or loss	331	398
Financial liabilities at fair value	331	398	€ 490
Level 3 [member] | Loans and advances [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	1,363	1,090
Liabilities, at fair value through profit or loss	4	2
Level 3 [member] | Reverse (Repos) [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	486	176
Level 3 [member] | Structured notes [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Liabilities, at fair value through profit or loss	168	180
Level 3 [member] | Derivatives at rates [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	4	2
Liabilities, at fair value through profit or loss	35	38
Level 3 [member] | Derivatives at foreign exchange [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	1
Level 3 [member] | Derivative at credit [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	93	168
Liabilities, at fair value through profit or loss	96	154
Level 3 [member] | Derivatives at equity [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	30	24
Liabilities, at fair value through profit or loss	26	20
Level 3 [member] | Other derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	1	3
Liabilities, at fair value through profit or loss	2	3
Level 3 [member] | Loan and advances at fair value through other comprehensive income [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through other comprehensive income	889	1,056
Level 3 [member] | Equity, at fair value through other comprehensive income [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through other comprehensive income	168	176
Level 3 [member] | Debt Securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	1,250	1,269
Level 3 [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets, at fair value through profit or loss	€ 144	137
Liabilities, at fair value through profit or loss		€ 1
Level 3 [member] | Minimum [member] | Price [member] | Loans and advances [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 [member] | Minimum [member] | Price [member] | Structured notes [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	84.00%	74.00%
Level 3 [member] | Minimum [member] | Price [member] | Derivative at credit [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	99.00%	99.00%
Level 3 [member] | Minimum [member] | Price [member] | Derivatives at equity [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	3.00%	3.00%
Level 3 [member] | Minimum [member] | Price [member] | Loan and advances at fair value through other comprehensive income [Member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	99.00%	99.00%
Level 3 [member] | Minimum [member] | Credit spread (CS01) [member] | Loans and advances [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0	0
Level 3 [member] | Minimum [member] | Credit spread (CS01) [member] | Derivative at credit [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0002	0.0002
Level 3 [member] | Minimum [member] | Credit spread (CS01) [member] | Equity, at fair value through other comprehensive income [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0001	0.0002
Level 3 [member] | Minimum [member] | Equity volatility (%) [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	14.00%	14.00%
Level 3 [member] | Minimum [member] | Equity volatility (%) [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	5.00%	5.00%
Level 3 [member] | Minimum [member] | Equity/FX correlation [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.3)	(0.7)
Level 3 [member] | Minimum [member] | Equity/FX correlation [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.5)	(0.6)
Level 3 [member] | Minimum [member] | Dividend yield (%) [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	2.00%	0.00%
Level 3 [member] | Minimum [member] | Dividend yield (%) [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 [member] | Minimum [member] | Interest rate volatility (%) [member] | Reverse (Repos) [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	3.00%	3.00%
Level 3 [member] | Minimum [member] | Interest rate volatility (%) [member] | Derivatives at rates [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0015	0.0012
Level 3 [member] | Minimum [member] | Interest rate volatility (%) [member] | Equity, at fair value through other comprehensive income [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	3.00%	3.00%
Level 3 [member] | Minimum [member] | Reset spread (%) [member] | Derivatives at rates [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	2.00%	2.00%
Level 3 [member] | Minimum [member] | Prepayment rate (%) [member] | Loans and advances [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	9.00%	9.00%
Level 3 [member] | Minimum [member] | FX volatility (bps ) [member] | Derivatives at foreign exchange [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread		0.0006
Level 3 [member] | Minimum [member] | Equity/equity correlation [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation		0.6
Level 3 [member] | Minimum [member] | Equity/equity correlation [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.5	0.5
Level 3 [member] | Minimum [member] | Commodity volatility [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	15.00%	18.00%
Level 3 [member] | Minimum [member] | Com/FX correlation [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation		(0.5)
Level 3 [member] | Minimum [member] | Other [member] | Equity, at fair value through other comprehensive income [Member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, other	0	63
Level 3 [member] | Minimum [member] | Debt Securities [member] | Price [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 [member] | Minimum [member] | Equity securities [member] | Price, Non-Percent [Member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price	0	0
Level 3 [member] | Maximum [member] | Price [member] | Loans and advances [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	101.00%	101.00%
Level 3 [member] | Maximum [member] | Price [member] | Structured notes [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	118.00%	109.00%
Level 3 [member] | Maximum [member] | Price [member] | Derivative at credit [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	100.00%	107.00%
Level 3 [member] | Maximum [member] | Price [member] | Derivatives at equity [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	3.00%	3.00%
Level 3 [member] | Maximum [member] | Price [member] | Loan and advances at fair value through other comprehensive income [Member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	100.00%	99.00%
Level 3 [member] | Maximum [member] | Credit spread (CS01) [member] | Loans and advances [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0250	0.0250
Level 3 [member] | Maximum [member] | Credit spread (CS01) [member] | Derivative at credit [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0599	0.1403
Level 3 [member] | Maximum [member] | Credit spread (CS01) [member] | Equity, at fair value through other comprehensive income [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0001	0.0002
Level 3 [member] | Maximum [member] | Equity volatility (%) [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	25.00%	25.00%
Level 3 [member] | Maximum [member] | Equity volatility (%) [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	83.00%	64.00%
Level 3 [member] | Maximum [member] | Equity/FX correlation [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.3)	0.3
Level 3 [member] | Maximum [member] | Equity/FX correlation [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.1	0.1
Level 3 [member] | Maximum [member] | Dividend yield (%) [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	5.00%	5.00%
Level 3 [member] | Maximum [member] | Dividend yield (%) [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	20.00%	34.00%
Level 3 [member] | Maximum [member] | Interest rate volatility (%) [member] | Reverse (Repos) [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	4.00%	4.00%
Level 3 [member] | Maximum [member] | Interest rate volatility (%) [member] | Derivatives at rates [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0074	0.0070
Level 3 [member] | Maximum [member] | Interest rate volatility (%) [member] | Equity, at fair value through other comprehensive income [Member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	3.00%	3.00%
Level 3 [member] | Maximum [member] | Reset spread (%) [member] | Derivatives at rates [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	2.00%	2.00%
Level 3 [member] | Maximum [member] | Prepayment rate (%) [member] | Loans and advances [member] | Present value techniques [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	9.00%	9.00%
Level 3 [member] | Maximum [member] | FX volatility (bps ) [member] | Derivatives at foreign exchange [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread		0.0010
Level 3 [member] | Maximum [member] | Equity/equity correlation [member] | Structured notes [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation		0.9
Level 3 [member] | Maximum [member] | Equity/equity correlation [member] | Derivatives at equity [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.8	0.9
Level 3 [member] | Maximum [member] | Commodity volatility [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	79.00%	55.00%
Level 3 [member] | Maximum [member] | Com/FX correlation [member] | Other derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation		(0.3)
Level 3 [member] | Maximum [member] | Other [member] | Equity, at fair value through other comprehensive income [Member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, other	80	80
Level 3 [member] | Maximum [member] | Debt Securities [member] | Price [member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	104.00%	107.00%
Level 3 [member] | Maximum [member] | Equity securities [member] | Price, Non-Percent [Member] | Price based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price	5,475	5,475